Income Taxes - Summary of expected tax expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Differences Between Expected Tax Expenses [Line Items]
Consolidated net income/(loss )		$ 7.5	$ (289.4)	$ 7.6
Income tax expense		(76.6)	(64.3)	(54.8)
Income (loss) before income taxes		$ 84.1	$ (225.1)	$ 62.3
Statutory tax rate		25.00%	25.00%	19.00%
Expected tax expense / (benefit)		$ (21.0)	$ 56.3	$ (11.8)
Difference between weighted average and foreign income tax rates		(0.1)	0.4	(8.5)
Difference of deferred taxes relating to changes of foreign income tax rates		0.2	1.2	2.7
Impairment loss on Goodwill			(71.1)
Deferred tax not recognized		$ 38.0	(34.0)	(24.9)
Recognition of previously unrecognized interest carry-forwards		0.90%
Permanent differences		$ (19.2)	(19.2)	(13.2)
Prior-year effects		0.1	2.8	1.9
Other		0.6	(0.7)	(1.0)
Income tax expense	[1]	$ (76.6)	$ (64.3)	$ (54.8)

[1]	The notes are an integral part of these consolidated financial statements.